UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Strategic Government Securities Fund

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 83.8%
Federal Home Loan Mortgage Corp.:
3.5%, 1/1/2043 (a)	65,200,000	67,533,958
7.0%, 10/1/2038	342,347	389,277
Federal National Mortgage Association:
4.0%, with various maturities from 9/1/2040 until 5/1/2042 (a)	18,031,400	19,185,195
4.5%, with various maturities from 9/1/2044 until 12/1/2044	7,832,036	8,512,522
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 10/20/2044	31,819,202	32,532,759
3.5%, with various maturities from 1/15/2042 until 8/20/2045 (a)	180,997,226	189,278,495
4.0%, with various maturities from 8/20/2030 until 8/20/2045	131,060,206	140,446,644
4.49%, 6/15/2041	1,210,260	1,314,369
4.5%, with various maturities from 6/20/2033 until 8/20/2044	98,137,786	106,835,448
4.55%, 1/15/2041	2,610,885	2,846,391
5.0%, with various maturities from 3/20/2029 until 7/20/2041	119,366,965	132,848,163
5.5%, with various maturities from 12/15/2024 until 5/20/2041	113,833,878	129,315,511
6.0%, with various maturities from 11/15/2028 until 2/20/2039	81,974,430	94,957,288
6.5%, with various maturities from 6/20/2032 until 3/20/2039	14,238,708	16,475,104
7.0%, with various maturities from 9/15/2035 until 2/15/2039	3,399,875	3,854,897
7.5%, with various maturities from 1/20/2027 until 6/20/2031	7,489	9,059
Total Mortgage-Backed Securities Pass-Throughs (Cost $921,898,644)		946,335,080
Collateralized Mortgage Obligations 20.9%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	501,020	52,115
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	365,305	327,202
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	3,259,167	3,165,664
"PT", Series 3586, 2.009% *, 2/15/2038	2,767,237	2,614,981
"JZ", Series 4288, 2.5%, 3/15/2041	2,505,939	2,333,167
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	923,701	39,116
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	9,503,495	633,001
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	2,025,449	116,341
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	1,571,390	102,171
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	1,817,037	128,854
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	1,032,110	75,377
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	1,480,605	119,275
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	6,186,783	647,087
"PZ", Series 4094, 3.0%, 8/15/2042	6,361,647	5,934,276
"CZ", Series 4113, 3.0%, 9/15/2042	2,677,408	2,499,903
"VZ", Series 4303, 3.5%, 8/15/2042	3,152,272	3,197,059
"NZ", Series 4178, 3.5%, 3/15/2043	1,300,507	1,264,526
"ZG", Series 4213, 3.5%, 6/15/2043	1,902,358	1,885,868
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	6,833,915	1,219,788
"ZC", Series 4158, 4.0%, 1/15/2043	2,041,300	1,998,448
"KZ", Series 4328, 4.0%, 4/15/2044	960,744	960,470
"UZ", Series 4341, 4.0%, 5/15/2044	5,415,725	5,707,834
"PZ", Series 4490, 4.0%, 7/15/2045	4,322,122	4,330,576
"UZ", Series 4339, 4.0%, 2/15/2054	4,039,328	4,286,860
"UA", Series 4298, 4.0%, 2/15/2054	4,191,120	4,231,697
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	429,254	7,278
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	8,465,773	1,018,173
"57", Series 256, Interest Only, 5.0%, 3/15/2023	690,682	51,155
"SY", Series 3035, Interest Only, 5.913% *, 9/15/2035	707,005	115,231
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	299,846	66,946
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	1,585,576	227,015
"SG", Series 3033, Interest Only, 6.463% *, 9/15/2035	1,060,396	168,769
"SP", Series 4047, Interest Only, 6.463% *, 12/15/2037	7,074,759	1,163,179
"A", Series 172, Interest Only, 6.5%, 1/1/2024	122,434	22,675
"JS", Series 3572, Interest Only, 6.613% *, 9/15/2039	1,584,609	260,579
"SB", Series 2742, Interest Only, 6.813% *, 1/15/2019	791,255	59,794
"SN", Series 3175, Interest Only, 6.963% *, 6/15/2036	2,350,240	526,776
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/25/2017	144	143
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	1,731,538	124,574
"LA", Series 2013-30, 3.0%, 3/25/2043	2,000,000	2,110,624
"PU", Series 2013-30, 3.0%, 4/25/2043	9,139,291	8,658,858
"Z", Series 2013-44, 3.0%, 5/25/2043	2,334,445	2,202,235
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	2,356,036	92,694
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	3,495,623	116,536
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	6,426,364	1,270,314
"LZ", Series 2013-6, 3.5%, 2/25/2043	799,925	789,579
"ZN", Series 2013-54, 3.5%, 6/25/2043	2,561,054	2,478,605
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	1,345,950	58,800
"4", Series 406, Interest Only, 4.0%, 9/25/2040	5,274,758	1,114,815
"ZB", Series 2010-136, 4.0%, 12/25/2040	1,000,450	999,457
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	5,502,886	1,159,237
"ZM", Series 2012-63, 4.0%, 6/25/2042	1,358,344	1,302,660
"AZ", Series 2013-133, 4.0%, 1/25/2044	6,391,618	6,858,245
"25", Series 351, Interest Only, 4.5%, 5/25/2019	741,752	43,435
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	99,373	170
"CZ", Series 2011-99, 4.5%, 10/25/2041	13,066,774	14,866,970
"ZP", Series 2011-123, 4.5%, 12/25/2041	3,061,939	3,502,592
"21", Series 334, Interest Only, 5.0%, 3/25/2018	654,700	30,837
"20", Series 334, Interest Only, 5.0%, 3/25/2018	516,754	24,312
''23", Series 339, Interest Only, 5.0%, 6/25/2018	499,110	24,201
"27", Series 351, Interest Only, 5.0%, 4/25/2019	666,561	42,684
"26", Series 381, Interest Only, 5.0%, 12/25/2020	176,793	14,953
"ZA", Series 2008-24, 5.0%, 4/25/2038	18,022,726	19,755,557
"KT", Series 2007-32, 5.5%, 4/25/2037	709,283	773,576
"PJ", Series 2004-46, Interest Only, 5.81% *, 3/25/2034	1,848,601	276,144
"HS", Series 2009-87, Interest Only, 5.96% *, 11/25/2039	4,719,495	710,127
"ZB", Series 2005-37, 6.0%, 5/25/2035	1,305,195	1,440,822
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	2,901,567	261,597
"PI", Series 2006-20, Interest Only, 6.49% *, 11/25/2030	3,405,981	673,411
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,000,000	315,269
"SA", Series 2005-17, Interest Only, 6.51% *, 3/25/2035	1,463,554	249,967
"SI", Series 2007-23, Interest Only, 6.58% *, 3/25/2037	1,611,500	372,190
"SJ", Series 2007-36, Interest Only, 6.58% *, 4/25/2037	1,172,275	203,545
"KI", Series 2005-65, Interest Only, 6.81% *, 8/25/2035	716,457	170,258
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	572,801	417,218
"HX", Series 2012-91, 3.0%, 9/20/2040	4,658,030	4,781,771
"ZD", Series 2013-37, 3.0%, 3/20/2043	265,426	262,788
"BZ", Series 2013-79, 3.0%, 5/20/2043	4,268,290	3,992,417
"LZ", Series 2013-180, 3.0%, 11/16/2043	9,239,846	8,875,593
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	8,088,511	909,990
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	12,634,540	1,078,732
"EP", Series 2013-147, 3.625%, 12/20/2039	5,669,000	5,902,602
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	28,817,624	4,292,774
"ZM", Series 2013-170, 4.0%, 11/20/2043	654,896	655,746
"Z", Series 2014-4, 4.0%, 1/20/2044	5,839,518	6,316,951
"LZ", Series 2014-44, 4.0%, 3/16/2044	3,486,756	3,738,957
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	7,857,936	1,263,432
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	1,407,604	74,748
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	846,290	47,865
"BL", Series 2011-46, 4.5%, 10/20/2037	5,000,000	5,275,025
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	972,149	33,202
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	1,888,155	178,729
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	5,827,862	1,181,328
"Z", Series 2010-169, 4.5%, 12/20/2040	5,482,064	5,800,785
"ZV", Series 2011-73, 4.5%, 5/20/2041	9,646,459	10,646,719
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	6,670,551	928,495
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	4,442,378	783,419
"PZ", Series 2010-106, 4.75%, 8/20/2040	5,180,259	5,378,848
"ZB", Series 2004-31, 5.0%, 4/20/2034	6,538,329	7,263,234
"ZA", Series 2006-47, 5.0%, 8/16/2036	8,312,951	9,540,259
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	1,116,436	89,036
"Z", Series 2009-112, 5.0%, 11/20/2039	9,287,365	10,303,681
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	707,313	50,956
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	600,329	39,457
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	960,633	84,021
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	788,865	57,300
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	426,595	39,199
"SH", Series 2010-14, Interest Only, 5.813% *, 2/16/2040	14,266,925	2,777,876
"BS", Series 2011-93, Interest Only, 5.913% *, 7/16/2041	13,830,940	2,564,839
"BZ", Series 2004-46, 6.0%, 6/20/2034	958,719	1,093,857
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	376,379	89,167
"SA", Series 2012-84, Interest Only, 6.112% *, 12/20/2038	7,755,586	1,021,133
"AV", Series 2010-14, Interest Only, 6.113% *, 2/16/2040	3,653,927	759,138
"AI", Series 2007-38, Interest Only, 6.273% *, 6/16/2037	1,069,734	175,394
"QA", Series 2007-57, Interest Only, 6.312% *, 10/20/2037	1,381,133	238,866
"SL", Series 2009-100, Interest Only, 6.313% *, 5/16/2039	1,633,226	166,016
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	719,976	162,057
"SL", Series 2007-26, Interest Only, 6.613% *, 5/16/2037	3,152,301	672,210
"S", Series 1999-17, Interest Only, 8.013% *, 5/16/2029	313,901	63,691
"S", Series 2000-14, Interest Only, 8.163% *, 2/16/2030	1,360,960	348,104
"KX", Series 2014-81, 8.926% **, 8/20/2043	485,405	493,108
"SB", Series 2014-81, 15.654% **, 6/20/2044	318,058	418,826
Total Collateralized Mortgage Obligations (Cost $218,495,738)		235,978,778
Government & Agency Obligations 9.1%
U.S. Government Sponsored Agency 1.5%
Federal National Mortgage Association, 3.0%, 11/15/2027	17,500,000	17,275,930
U.S. Treasury Obligations 7.6%
U.S. Treasury Bill, 0.06% ***, 8/13/2015 (b)	6,134,000	6,133,951
U.S. Treasury Notes:
1.0%, 8/31/2016 (c)	49,344,000	49,671,693
1.0%, 9/30/2016	12,000,000	12,080,628
1.75%, 9/30/2019	17,000,000	17,252,348
		85,138,620
Total Government & Agency Obligations (Cost $102,897,455)		102,414,550
	Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1]	34,000,000	50,402
Pay Fixed Rate - 4.19% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]	40,700,000	162,206
Pay Fixed Rate - 4.32% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[3]	39,500,000	125,823
Total Call Options Purchased (Cost $5,194,428)		338,431
Put Options Purchased 0.2%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]	40,700,000	778,221
Receive Fixed Rate - 2.32% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[3]	39,500,000	909,831
Total Put Options Purchased (Cost $2,726,033)		1,688,052
	Shares	Value ($)
Cash Equivalents 6.9%
Central Cash Management Fund, 0.10% (d) (Cost $77,735,187)	77,735,187	77,735,187
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,328,947,485) †	120.9	1,364,490,078
Other Assets and Liabilities, Net	(20.9)	(235,754,037)
Net Assets	100.0	1,128,736,041

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of July 31, 2015.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2015.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,329,286,758. At July 31, 2015, net unrealized appreciation for all securities based on tax cost was $35,203,320. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $50,700,072 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,496,752.
(a)	When-issued or delayed delivery security included.
(b)	At July 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At July 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2015 is 0.31%.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

10 Year U.S. Treasury Note	USD	9/21/2015	1,451	184,911,813	600,199
3 Month Euro Euribor Interest Rate	EUR	6/13/2016	17	4,668,265	2,306
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	6/13/2016	18	4,695,126	438
3 Month Euroyen	JPY	6/13/2016	24	4,833,501	(549)
90 Day Eurodollar Time Deposit	USD	6/13/2016	19	4,707,963	5,653
3 Month Sterling (Short Sterling) Interest Rate	GBP	6/15/2016	24	4,639,509	(1,448)
ASX 90 Day Bank Accepted Bills	AUD	6/9/2016	25	18,183,624	4,552
U.S. Treasury Long Bond	USD	9/21/2015	320	49,900,000	411,090
Total net unrealized appreciation					1,022,241

At July 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

Ultra Long U.S. Treasury Bond	USD	9/21/2015	690	110,076,563	(1,095,575)

At July 31, 2015, open written option contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)
Call Options
Receive Fixed - 3.19% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	20,400,000[2]	2/1/2017	1,468,800	(387,437)
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	19,750,000[3]	2/1/2017	1,428,519	(312,151)
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	34,000,000[1]	4/20/2016	1,212,100	(11,577)
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	33,800,000[1]	5/5/2016	379,405	(6,831)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	33,800,000[1]	3/15/2016	244,205	(172)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	33,800,000[3]	3/15/2016	398,840	(172)
Total Call Options				5,131,869	(718,340)
Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	33,800,000[1]	3/15/2016	244,205	(18,462)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	33,800,000[3]	3/15/2016	86,190	(18,462)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	33,400,000[4]	7/11/2016	627,920	(693,302)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	33,800,000[1]	5/5/2016	379,405	(839,292)
Pay Fixed - 2.615% - Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	26,100,000[4]	12/2/2015	566,370	(615,349)
Pay Fixed - 2.64% - Receive Floating - 3-Month LIBOR	8/10/2015 8/10/2045	30,400,000[1]	8/6/2015	284,240	(51,731)
Pay Fixed - 2.675% - Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	26,100,000[4]	11/9/2015	523,305	(688,462)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	26,100,000[5]	9/28/2015	546,090	(1,100,703)
Pay Fixed - 3.19% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	20,400,000[2]	2/1/2017	1,468,800	(1,300,973)
Pay Fixed - 3.32% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	19,750,000[3]	2/1/2017	1,428,520	(1,420,649)
Total Put Options				6,155,045	(6,747,385)

Total				11,286,914	(7,465,725)

(e) Unrealized appreciation on written options on interest rate swap contracts at July 31, 2015 was $3,821,189.
At July 31, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

6/17/2015 6/17/2020	115,150,000	Fixed — 1.5%	Floating — 3-Month LIBOR	692,620	(322,290)
9/16/2015 9/17/2017	80,000,000	Fixed — 1.0%	Floating — 3-Month LIBOR	(14,800)	(234,387)
9/16/2015 9/16/2020	31,000,000	Fixed — 1.75%	Floating — 3-Month LIBOR	(10,800)	(288,939)
12/16/2015 9/16/2020	43,569,000	Fixed — 2.25%	Floating — 3-Month LIBOR	(1,069,689)	(303,746)
9/6/2015 9/16/2025	74,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	(1,151,388)	(1,135,080)
9/16/2015 9/16/2045	30,400,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(1,612,638)	(881,944)
12/16/2015 12/16/2045	6,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	356,733	(272,811)
6/17/2015 6/17/2045	88,120,000	Floating — 3-Month LIBOR	Fixed — 2.5%	(4,201,156)	(4,280,165)
12/16/2015 9/18/2045	6,600,000	Floating — 3-Month LIBOR	Fixed — 2.998%	304,070	74,219
Total net unrealized depreciation				(7,645,143)

Counterparties:

1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Citigroup, Inc.
5	Morgan Stanley

AUD	Australian Dollar	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Mortgage-Backed Securities Pass-Throughs	$—	$946,335,080	$—	$946,335,080
Collateralized Mortgage Obligations	—	235,978,778	—	235,978,778
Government & Agency Obligations	—	102,414,550	—	102,414,550
Short-Term Investments	77,735,187	—	—	77,735,187
Derivatives (g)
Purchased Options	$—	$2,026,483	$—	$2,026,483
Futures Contracts	1,024,238	—	—	1,024,238
Interest Rate Swap Contracts	—	74,219	—	74,219
Total	$78,759,425	$1,286,829,110	$—	$1,365,588,535
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(1,097,572)	$—	$—	$(1,097,572)
Written Options	—	(7,465,725)	—	(7,465,725)
Interest Rate Swap Contracts	—	(7,719,362)	—	(7,719,362)
Total	$(1,097,572)	$(15,185,087)	$—	$(16,282,659)

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(73,334)	$(7,645,143)	$(2,072,789)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Government Securities Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015